Financial instruments (Details 14) - Braskem Idesa $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 229,270
First quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value	56,382
Second quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value	56,383
Third quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value	57,629
Fourth quarter
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 58,876